Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 21	$ 74,767	$ (34,845)	$ 39,943
Balance, shares at Dec. 31, 2018	21,060,190
Net result from the issuance of common stock		(8)		(8)
Net result from the issuance of common stock, shares	28,349
Net loss			(3,937)	(3,937)
Balance at Jun. 30, 2019	$ 21	74,759	(38,782)	35,998
Balance, shares at Jun. 30, 2019	21,088,539
Balance at Dec. 31, 2019	$ 21	75,154	(43,175)	32,000
Balance, shares at Dec. 31, 2019	21,370,280
Impact of adoption of new accounting standard for credit losses (ASU 2016-13)			(9)	(9)
Issuance of common stock under the promissory note		113		113
Issuance of common stock under the promissory note, shares	121,195
Net loss			(2,403)	(2,403)
Balance at Jun. 30, 2020	$ 21	$ 75,267	$ (45,587)	$ 29,701
Balance, shares at Jun. 30, 2020	21,491,475